                        SEMIANNUAL REPORT / JUNE 30, 2002

                       AIM SELECT REAL ESTATE INCOME FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                                 [COVER IMAGE]

     AIM SELECT REAL ESTATE INCOME FUND SEEKS HIGH CURRENT INCOME. CAPITAL

     APPRECIATION IS A SECONDARY OBJECTIVE. IT SEEKS TO ACHIEVE THESE GOALS

       BY INVESTING AT LEAST 80% OF ITS TOTAL ASSETS IN INCOME PRODUCING

                 EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS).

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Select Real Estate Income Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions (if any) and changes in net asset value.

o Quotations of yield for the Fund for a particular period will be based on the dividends paid to Common shareholders for the last 30 days, as annualized, divided by either the net asset value per share in the case of "yield on net asset value per share" or in the case of "yield on market," divided by the closing price on the exchange as of the relevant date.

o The prices of foreign securities may be affected by factors not present with securities traded in the U.S. markets, including currency exchange rates, political and economic conditions, less stringent regulation and higher volatility. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

o An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions. The value of the fund's portfolio securities may move up or down, sometimes rapidly and unpredictably.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged National Association of Real Estate Investment Trusts Equity Index (the NAREIT) tracks the performance of tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs have at least 75% of their gross invested book assets invested in the equity ownership of real estate.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o An investment cannot be made in an index unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

 AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NEITHER GUARANTEED NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

              This report may be distributed only to shareholders.



SHARE PURCHASE NOTICE


Notice is hereby given that the fund may in the future purchase its Common Shares or its Auction Rate Preferred Shares from time to time, at such time, and in such amounts, as may be deemed advantageous to the fund. Nothing herein shall be considered a commitment to purchase such shares.

              REAL ESTATE SECTOR OUTPERFORMED GENERAL STOCK MARKET


THE FUND DEBUTED DURING A DIFFICULT PERIOD IN U.S. STOCK MARKETS. HOW DID THE FUND PERFORM?

At net asset value, the fund's total return was 2.23% from the date investment operations began on May 31, 2002, through the close of the reporting period on June 30, 2002. By comparison, the NAREIT Equity Index's total return was 2.73% and S&P 500's was -7.12% during the same period.

WHAT WERE RECENT TRENDS IN THE ECONOMY AND THE STOCK MARKET?

Economic data were mixed for the first half of 2002. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 5.0% in the first quarter, with expansion in both services and manufacturing. A strong housing sector, spurred by low mortgage rates, continued to buoy the economy. Additionally, the index of mortgage applications, a harbinger of future housing trends, remained strong late in June. However, the job market was lackluster, and consumer spending declined somewhat during May.

   Given this environment, at its late June meeting, the Fed held short-term interest rates at historically low levels and observed that risks to the economy were evenly weighted between weakness and inflation.

   Despite signals of economic recovery, the stock market produced disappointing returns. Investor sentiment was shaky throughout the six-month reporting period, and toward its close investors were unnerved by a series of accounting scandals and other reports of questionable corporate ethics.

WHAT ARE SOME TRENDS IN THE REAL ESTATE SECTOR?

The relative weakness of the U.S. economy is expected to result in reduced demand for commercial real estate. However, there are differences in this slowdown compared to the one that occurred during the late 1980s. For one, lenders have been more circumspect during this cycle in comparison to then, when there was an oversupply of new construction. Long term, we are encouraged that new construction is projected to decline over the next several years. As the economy begins to recover this year and next year, we see the seeds being sown for a good recovery in real estate fundamentals in 2003, 2004 and beyond. Hence, the current slowdown in space demand may be milder than earlier ones, with the effects concentrated in technology and telecommunications-oriented markets.

PLEASE DESCRIBE THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY.

AIM Select Real Estate Income Fund seeks high current income and, secondarily, capital appreciation. It seeks to achieve this objective by investing primarily in equity real estate investment trusts (REITs). REITs are publicly traded companies that own and manage real estate properties, including office buildings, apartments, shopping centers and industrial facilities. Typically a REIT will specialize by property type, geographic location, or both. A REIT may own


=====================================================================================================================

ADVANTAGES OF REIT INVESTMENTS


   YIELD ADVANTAGE                NAREIT EQUITY INDEX VS. S&P 500              REITS VS. STOCKS, BONDS
30-day yield as of 6/30/02        Total return 12/31/01-6/30/02
                                                                        HISTORICALLY, REITS' CORRELATION WITH STOCKS
                                                                        AND BONDS IS LOW. Correlations based on
    [BAR CHART]                        [BAR CHART]                      monthly returns, 6/30/77-6/30/02
NAREIT Equity Index     6.21%       NAREIT Index    13.68%              The lower the correlation, the fewer times
10-Year Treasury Note   4.83%                                           the index has moved in tandem with REITs.
S&P 500 Index           1.62%       S&P 500 Index  -13.15%
                                                                             [BAR CHART]
                                                                        NAREIT Equity Index  1.00%

                                                                        S&P 500 Index         .26%

                                                                        Lehman Aggregate
                                                                        Bond Index            .04%

=====================================================================================================================



                                      Sources: NAREIT, Ibbotson Associates, Inc.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets


=============================================================================================================
TOP 10 HOLDINGS                                                 TOP 10 INDUSTRIES
-------------------------------------------------------------------------------------------------------------

 1. Plum Creek Timber Co., Inc.                 4.8%             1. Regional Malls                      15.9%

 2. Hospitality Properties Trust                4.7              2. Office Properties                   14.0

 3. Macerich Co. (The)                          4.4              3. Shopping Centers                    14.0

 4. New Plan Excel Realty Trust                 4.4              4. Healthcare                          12.1

 5. Simon Property Group, Inc.                  3.4              5. Apartments                          10.3

 6. First Industrial Realty Trust, Inc.         3.4              6. Diversified                          7.2

 7. Highwoods Properties, Inc.                  3.1              7. Specialty Properties                 6.5

 8. Healthcare Realty Trust, Inc.               3.1              8. Lodging-Resorts                      5.8

 9. Senior Housing Properties Trust             3.0              9. Industrial Properties                4.2

10. Mills Corp. (The)                           2.8             10. Industrial/Office Properties         2.6

TOTAL NUMBER OF HOLDINGS: 93

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
=============================================================================================================


numerous properties that are managed with on-site staff and corporate real estate managers.

ARE THERE PARTICULAR RISKS ASSOCIATED WITH REIT INVESTMENTS?

Obviously, performance of the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. REIT prices may drop because of poor management or because borrowers fail to pay their loans. Many REITs use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a REIT's operations and market value in periods of rising interest rates in addition to the risks normally associated with debt financing. Financial covenants related to REIT leveraging may affect the ability of REITs to operate effectively. Real estate risks may also arise if a portfolio company fails to carry adequate insurance or if a portfolio company becomes liable for removal or other costs related to environmental contamination.

    In addition, REITs tend to be small- to medium-sized companies. REIT shares, like other smaller-company shares, may be more volatile than and perform differently from larger-company shares. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger-company shares.

    Finally, the fund is classified as "nondiversified" under the Investment Company Act of 1940. It can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. As a result, the fund will be more susceptible than a more widely diversified fund to any single corporate, economic, political or regulatory occurrence.

WHAT ARE SOME REASONS FOR INVESTING IN THE FUND?

First, the fund can help diversify an investor's portfolio. Historically, REITs have a low correlation with other asset classes such as stocks and bonds, as shown in the chart nearby. This was true during the first half of 2002, as the real estate sector performed much better than the stock market in general.

    Second, the fund is managed to produce income. REITs are obliged by law to pass through at least 90% of their taxable income to shareholders. As of June 30, the 30-day yield of the NAREIT Equity Index was higher than that of certain other equity and fixed-income investments, as shown on the previous page.

================================================================================

PORTFOLIO STATISTICS                    6/30/02

Common Share Market Value               $15.02

Common Share Net Asset Value            $14.65

TOTAL RETURN SINCE INVESTMENT
OPERATIONS BEGAN (5/31/02)*


Market                                    0.13%

NAV                                       2.23%

* Cumulative total return that has not been annualized.

================================================================================


WHAT WAS THE SITUATION AS THE REPORTING PERIOD CLOSED?

Since the close of the fund's initial offering, we have been in the process of constructing the portfolio, using the extensive experience of both AIM and of its sister company INVESCO, the subadvisor to the fund.

    As the reporting period closed, the fund's net asset value stood at $14.65, and its common share market value was $15.02. Common shares are listed on The New York Stock Exchange under symbol "RRE". Since the fund is a closed-end management investment company, shares of the fund may trade at a premium to or a discount from the net asset value (NAV). This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The fund cannot predict whether shares will trade at, above, or below NAV. The fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant, long-term investors.

          See important fund and index disclosures inside front cover.


================================================================================

PORTFOLIO MANAGEMENT TEAM

Mark Blackburn
Joe Rodriguez
Jim Trowbridge

================================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                               MARKET
                                                 SHARES        VALUE
REAL ESTATE INVESTMENT TRUSTS & COMMON
  STOCKS-88.49%

APARTMENTS-8.47%

Amli Residential Properties Trust                 178,100   $  4,630,600
------------------------------------------------------------------------
Apartment Investment & Management Co.- Class
  A                                                91,700      4,511,640
------------------------------------------------------------------------
Gables Residential Trust                          339,300     10,833,849
------------------------------------------------------------------------
Home Properties of New York, Inc.                 127,100      4,822,174
------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.            84,500      2,260,375
------------------------------------------------------------------------
Post Properties, Inc.                             222,900      6,722,664
------------------------------------------------------------------------
Summit Properties Inc.                            339,100      7,917,985
------------------------------------------------------------------------
Town & Country Trust                               67,300      1,507,520
------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                350,000      5,512,500
========================================================================
                                                              48,719,307
========================================================================

DIVERSIFIED-6.89%

Canadian Real Estate Investment Trust
  (Canada)                                        121,000      1,046,832
------------------------------------------------------------------------
Cohen & Steers Advantage Income Realty Fund,
  Inc.                                             50,000        814,000
------------------------------------------------------------------------
Cohen & Steers Quality Income Realty Fund,
  Inc.                                            230,100      3,492,918
------------------------------------------------------------------------
Colonial Properties Trust                         288,278     11,228,428
------------------------------------------------------------------------
Cominar Real Estate Investment Trust (Canada)     100,000        810,419
------------------------------------------------------------------------
Crescent Real Estate Equities Co.                 299,000      5,591,300
------------------------------------------------------------------------
H&R Real Estate Investment Trust (Canada)         214,100      2,018,879
------------------------------------------------------------------------
iStar Financial Inc.                               78,300      2,231,550
------------------------------------------------------------------------
Nuveen Real Estate Income Fund                     55,900        895,518
------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust          91,600      2,483,276
------------------------------------------------------------------------
Summit Real Estate Investment Trust (Canada)      102,500      1,067,920
------------------------------------------------------------------------
Vornado Realty Trust                              172,100      7,951,020
========================================================================
                                                              39,632,060
========================================================================

FREESTANDING-1.43%

Commercial Net Lease Realty                       297,100      4,753,600
------------------------------------------------------------------------
Getty Realty Corp.                                125,700      2,545,425
------------------------------------------------------------------------
U.S. Restaurant Properties, Inc.                   57,089        945,965
========================================================================
                                                               8,244,990
========================================================================

HEALTHCARE-12.12%

Health Care Property Investors, Inc.              311,500     13,363,350
------------------------------------------------------------------------
Health Care REIT, Inc.                            453,400     13,579,330
------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                     547,600     17,523,200
------------------------------------------------------------------------
Nationwide Health Properties, Inc.                249,800      4,563,846
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

HEALTHCARE-(CONTINUED)

Retirement Residences Real Estate Investment
  Trust (Canada)                                  157,900   $  1,337,959
------------------------------------------------------------------------
Senior Housing Properties Trust                 1,089,000     17,097,300
------------------------------------------------------------------------
Universal Health Realty Income Trust               86,470      2,282,808
========================================================================
                                                              69,747,793
========================================================================

INDUSTRIAL PROPERTIES-4.06%

Eastgroup Properties, Inc.                         59,300      1,518,080
------------------------------------------------------------------------
First Industrial Realty Trust, Inc.               590,900     19,411,065
------------------------------------------------------------------------
Keystone Property Trust                           152,100      2,413,827
========================================================================
                                                              23,342,972
========================================================================

INDUSTRIAL/OFFICE PROPERTIES-2.50%

Kilroy Realty Corp.                                63,100      1,687,925
------------------------------------------------------------------------
Liberty Property Trust                            363,400     12,719,000
========================================================================
                                                              14,406,925
========================================================================

LODGING-RESORTS-5.42%

Hospitality Properties Trust                      736,364     26,877,286
------------------------------------------------------------------------
Legacy Hotels Real Estate Investment Trust
  (Canada)                                        191,200      1,059,070
------------------------------------------------------------------------
RFS Hotel Investors, Inc.                         167,700      2,270,658
------------------------------------------------------------------------
Winston Hotels, Inc.                              102,700        974,623
========================================================================
                                                              31,181,637
========================================================================

MANUFACTURED HOMES-0.55%

Chateau Communities, Inc.                         103,334      3,162,020
========================================================================

OFFICE PROPERTIES-13.54%

Arden Realty, Inc.                                540,500     15,209,670
------------------------------------------------------------------------
Brandywine Realty Trust                           234,600      6,076,140
------------------------------------------------------------------------
Equity Office Properties Trust                    496,500     14,944,650
------------------------------------------------------------------------
Glenborough Realty Trust Inc.                     336,300      7,970,310
------------------------------------------------------------------------
Great Lakes REIT, Inc.                            125,200      2,376,296
------------------------------------------------------------------------
Highwoods Properties, Inc.                        684,800     17,804,800
------------------------------------------------------------------------
Koger Equity, Inc.                                 77,500      1,495,750
------------------------------------------------------------------------
Mack-Cali Realty Corp.                            300,100     10,548,515
------------------------------------------------------------------------
Prentiss Properties Trust                          45,600      1,447,800
========================================================================
                                                              77,873,931
========================================================================

REGIONAL MALLS-13.13%

Crown American Realty Trust                       545,200      5,124,880
------------------------------------------------------------------------
Glimcher Realty Trust                             523,100      9,625,040
------------------------------------------------------------------------
Macerich Co. (The)                                814,500     25,249,500
------------------------------------------------------------------------
Mills Corp. (The)                                 510,700     15,831,700
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
REGIONAL MALLS-(CONTINUED)

Simon Property Group, Inc.                        535,400   $ 19,724,136
========================================================================
                                                              75,555,256
========================================================================

SELF STORAGE FACILITIES-1.19%

Public Storage, Inc.-Series A                      83,300      2,324,070
------------------------------------------------------------------------
Sovran Self Storage, Inc.                         131,900      4,507,023
========================================================================
                                                               6,831,093
========================================================================

SHOPPING CENTERS-13.27%

Developers Diversified Realty Corp.               126,700      2,850,750
------------------------------------------------------------------------
Equity One, Inc.                                  105,300      1,474,200
------------------------------------------------------------------------
Federal Realty Investment Trust                   156,300      4,331,073
------------------------------------------------------------------------
Heritage Property Investment Trust                436,100     11,648,231
------------------------------------------------------------------------
IRT Property Co.                                  378,700      4,771,620
------------------------------------------------------------------------
JDN Realty Corp.                                  402,050      5,025,625
------------------------------------------------------------------------
Mid-Atlantic Realty Trust                         181,520      3,194,752
------------------------------------------------------------------------
New Plan Excel Realty Trust                     1,207,100     25,143,893
------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                 250,000      5,037,500
------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Canada)      622,300      5,375,621
------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.               100,298      2,958,791
------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 395,000      4,503,000
========================================================================
                                                              76,315,056
========================================================================

SPECIALTY PROPERTIES-5.92%

Entertainment Properties Trust                    262,500      6,468,000
------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       899,100     27,602,370
========================================================================
                                                              34,070,370
========================================================================
    Total Real Estate Investment Trusts &
      Common Stocks (Cost $497,938,971)                      509,083,410
========================================================================

PREFERRED STOCKS-7.36%

APARTMENTS-1.85%

BRE Properties, Inc.-Series B, 8.08%              400,000     10,020,000
------------------------------------------------------------------------
Equity Residential-Series K, 8.29%                  4,200        200,287
------------------------------------------------------------------------
Gables Residential Trust-Series A, 8.30%           17,000        422,790
========================================================================
                                                              10,643,077
========================================================================

DIVERSIFIED-0.35%

Colonial Properties Trust-Series A, 8.75%          44,000      1,098,240
------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B,
  9.50%                                            36,700        921,537
========================================================================
                                                               2,019,777
========================================================================

INDUSTRIAL PROPERTIES-0.17%

CenterPoint Properties Corp.-Series A, 8.48%       20,500        519,675
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

INDUSTRIAL PROPERTIES-(CONTINUED)

ProLogis-Series D, 7.92%                           17,600   $    437,360
========================================================================
                                                                 957,035
========================================================================

INDUSTRIAL/OFFICE PROPERTIES-0.11%

Duke Realty Corp.-Series B, 7.99%                  10,000        483,125
------------------------------------------------------------------------
Liberty Property Trust-Series A, 8.80%              5,300        134,355
========================================================================
                                                                 617,480
========================================================================

LODGING-RESORTS-0.33%

Hilton Hotels Corp., 8.00%                         45,000      1,113,750
------------------------------------------------------------------------
LaSalle Hotel Properties-Series A, 10.25%          30,000        817,500
========================================================================
                                                               1,931,250
========================================================================

OFFICE PROPERTIES-0.48%

CarrAmerica Realty Corp.-Series C, 8.55%           35,000        885,850
------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%         31,500        748,440
------------------------------------------------------------------------
HRPT Properties Trust-Series A, 9.88%              42,000      1,109,640
========================================================================
                                                               2,743,930
========================================================================

REGIONAL MALLS-2.77%

CBL & Associates Properties, Inc.-Series B,
  8.75%                                           315,000     15,819,300
------------------------------------------------------------------------
Glimcher Realty Trust-Series B, 9.25%               5,000        126,200
========================================================================
                                                              15,945,500
========================================================================

SHOPPING CENTERS-0.68%

Developers Diversified Realty Corp., 8.60%         10,000        249,500
------------------------------------------------------------------------
Federal Realty Investment Trust, 8.50%             70,600      1,817,950
------------------------------------------------------------------------
New Plan Excel Realty Trust-Series B, 8.63%        74,600      1,865,000
========================================================================
                                                               3,932,450
========================================================================

SPECIALTY PROPERTIES-0.62%

Entertainment Properties Trust-Series A,
  9.50%                                           138,900      3,569,730
========================================================================
    Total Preferred Stocks (Cost $42,201,849)                 42,360,229
========================================================================

MONEY MARKET FUNDS-12.59%

STIC Liquid Assets Portfolio(a)                36,216,553     36,216,553
------------------------------------------------------------------------
STIC Prime Portfolio(a)                        36,216,553     36,216,553
========================================================================
    Total Money Market Funds (Cost
      $72,433,106)                                            72,433,106
========================================================================
TOTAL INVESTMENTS-108.44% (Cost $612,573,926)                623,876,745
========================================================================
OTHER ASSETS LESS LIABILITIES-(8.44%)                        (48,569,030)
========================================================================
NET ASSETS-100.00%                                          $575,307,715
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $612,573,926)                                $623,876,745
-----------------------------------------------------------
Dividend receivable                               3,060,813
-----------------------------------------------------------
Deferred preferred stock offering costs              31,835
===========================================================
    Total assets                                626,969,393
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          51,161,012
-----------------------------------------------------------
  Common stock offering costs                       364,648
-----------------------------------------------------------
Accrued operating expenses                          136,018
===========================================================
    Total liabilities                            51,661,678
===========================================================
Net assets applicable to shares outstanding    $575,307,715
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  COMMON SHARE:

  Outstanding                                    39,257,001
___________________________________________________________
===========================================================
  Net asset value per common share             $      14.65
-----------------------------------------------------------
  Market value per common share                $      15.02
-----------------------------------------------------------
  Market price premium to net asset value
    per share                                          2.53%
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE PERIOD MAY 31, 2002 (DATE INVESTMENT
OPERATIONS COMMENCED) THROUGH JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $7,923)                                       $ 2,491,424
-----------------------------------------------------------
Dividends from affiliated money market funds        159,661
-----------------------------------------------------------
Interest                                            215,056
===========================================================
    Total investment income                       2,866,141
===========================================================

EXPENSES:

Advisory fees                                       405,046
-----------------------------------------------------------
Administrative services fees                          8,292
-----------------------------------------------------------
Custodian fees                                       12,159
-----------------------------------------------------------
Transfer agent fees                                   5,270
-----------------------------------------------------------
Trustees' fees                                        1,876
-----------------------------------------------------------
Printing                                             58,154
-----------------------------------------------------------
Organizational                                       44,921
-----------------------------------------------------------
Other                                                29,923
===========================================================
    Total expenses                                  565,641
===========================================================
Less: Fees waived and expenses reimbursed          (179,936)
===========================================================
    Net expenses                                    385,705
===========================================================
Net investment income                             2,480,436
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                             356,560
-----------------------------------------------------------
  Foreign currencies                                 (4,809)
===========================================================
                                                    351,751
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          11,302,819
-----------------------------------------------------------
  Foreign currencies                                 (6,331)
===========================================================
                                                 11,296,488
===========================================================
Net gain from investment securities and
  foreign currencies                             11,648,239
===========================================================
Net increase in net assets resulting from
  operations                                    $14,128,675
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE PERIOD MAY 31, 2002 (DATE INVESTMENT OPERATIONS COMMENCED) THROUGH JUNE 30, 2002
(UNAUDITED)

                                                                  JUNE 30,
                                                                    2002
                                                                ------------
OPERATIONS:

  Net investment income                                         $  2,480,436
----------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                       351,751
----------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             11,296,488
============================================================================
    Net increase in net assets resulting from operations          14,128,675
============================================================================
Share transactions-net (Note 5)                                  561,078,750
============================================================================
    Net increase in net assets                                   575,207,425
============================================================================

NET ASSETS:

  Beginning of period                                                100,290
============================================================================
  End of period                                                 $575,307,715
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest-common shares                   $561,179,040
----------------------------------------------------------------------------
  Undistributed net investment income                              2,480,436
----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                           351,751
----------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            11,296,488
============================================================================
                                                                $575,307,715
____________________________________________________________________________
============================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


AIM Select Real Estate Income Fund, (the "Fund"), was organized as a Delaware business trust on March 11, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. On that date, AIM Advisors, Inc., ("AIM") purchased one common share for $15 and the Fund had no further operations until May 21, 2002 when it sold 7,000 common shares for $100,275 to AIM. Investment operations commenced on May 31, 2002. The Common Shares are traded on the New York Stock Exchange ("NYSE") under the symbol "RRE." Matters affecting the Fund will be voted on exclusively by the shareholders of the Fund. The Fund's primary investment objective is to achieve high current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data.

     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Dividends from net investment income (prior to any reclassification as a return of capital) are declared and paid to common shareholders monthly and distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

       Dividends from net investment income, distributions from capital gains and return of capital are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. ORGANIZATION & OFFERING COSTS -- AIM has agreed to reimburse all of the Fund's organizational costs and pay all offering costs related to the Common Shares of the Fund (other than sales load) that exceed $0.03 per Common Shares. The Fund pays all of its offering costs related to the offering of Common Shares up to and including $0.03 per Common Share. Offering costs incurred by the Fund are recorded as a reduction to paid-in surplus.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily managed assets (which includes assets attributable to Fund Preferred Shares and the principal amount of Borrowings), payable on a monthly basis.

  AIM has agreed to waive a portion of its management fee as a percentage of average daily managed assets 0.30% in years one through five, 0.20% in year 6 and 0.10% in year 7. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period May 31, 2002 (date investment operations commenced) through June 30, 2002, AIM waived advisory fees of $135,015 and reimbursed organizational expenses of $44,921.

  AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.) Inc. ("INVESCO") (formerly known as INVESCO, INC.) whereby AIM pays INVESCO 50% of the fee paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period May 31, 2002 (date investment operations commenced) through June 30, 2002, AIM was paid $8,292 for such services.

  Certain officers and trustees of the Trust are officers and directors of AIM and AIM Management Group Inc. ("AIM Management"), the parent corporation of AIM.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period May 31, 2002 (date investment operations commenced) through June 30, 2002 was $540,698,704 and $194,416, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $14,991,583
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,688,764)
===========================================================
Net unrealized appreciation of investment
  securities                                    $11,302,819
___________________________________________________________
===========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 5--SHARE INFORMATION

On May 31, 2002, the Fund completed the initial public offering of 36,250,000 common shares issued at net asset value of the fund of $14.325 per share. Net proceeds to the Fund after the deduction of underwriting commissions and offering expenses of $25,556,250 were $518,193,750.

  On June 25, 2002, the Fund's underwriters exercised an option to purchase an additional 3,000,000 common shares of the Fund at $14.325 per share which was $0.12 less than the net asset value per share on the date of purchase. Net proceeds to the Fund after the deduction of underwriting commissions and offering expenses of $2,115,000 were $42,885,000.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  MAY 31, 2002
                                                                (DATE INVESTMENT
                                                                   OPERATIONS
                                                                 COMMENCED) TO
                                                                JUNE 30, 2002(a)
                                                                ----------------
Net asset value, beginning of period                                $  14.33
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.07
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.29
================================================================================
    Total from investment operations                                    0.36
================================================================================
Less:
  Offering costs charged to paid-in capital on common shares           (0.03)
--------------------------------------------------------------------------------
  Dilutive effect of common share offering                             (0.01)
================================================================================
Net asset value, end of period                                      $  14.65
________________________________________________________________________________
================================================================================
Market value, end of period                                         $  15.02
________________________________________________________________________________
================================================================================
Net asset value total return(b)(c)                                      2.23%
________________________________________________________________________________
================================================================================
Market value return(b)(c)                                               0.13%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets attributable to common shares, end of period
  (000s omitted)                                                    $575,308
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets attributable to
  common shares:
  With fee waivers and expense reimbursement                            0.86%(d)
--------------------------------------------------------------------------------
  Without fee waivers and expense reimbursement                         1.26%(d)
================================================================================
Ratio of net investment income to average net assets
  attributable to common shares                                         5.51%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                    0%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b)  Not annualized.
(c) Total market value return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested.
(d) Ratios are annualized and based on average daily net assets attributable to common shares of $529,898,848.


NOTE 7--SUBSEQUENT EVENTS


On July 12, 2002, the Board of Trustees of the Fund declared a dividend of $0.10 per share distribution payable on August 29, 2002 to shareholders of record on August 9, 2002.

  On July 15, 2002, the Fund's underwriters exercised an option to purchase an additional 650,000 common shares of the Fund at $14.325 per share which was $0.64 more than the net asset value per share on the date of purchase. Net proceeds to the Fund after the deduction of underwriting commissions and offering expenses of $458,250 were $9,291,750.

  On July 23, 2002, the Fund issued 2,050 Auction Rate Preferred Shares
("ARPS") each of Series M, W, R and F (par value $25,000). The proceeds paid to the Fund amounted to $202,530,200 after deduction of underwriting commissions and offering expenses of $2,469,800. This issue has received a 'AAA and Aaa' rating from Standard & Poor's and Moody's, respectively. ARPS have seniority over the Common Shares and the issuance of ARPS will leverage the Fund's Common shares. The Common Shareholders will bear all offering costs associated with the ARPS issuance.

AS OF JUNE 30, 2002

BOARD OF TRUSTEES             OFFICERS                                  OFFICE OF THE FUND
Robert H. Graham              Robert H. Graham                          11 Greenway Plaza
                              Chairman and President                    Suite 100
Frank S. Bayley                                                         Houston, TX 77046
                              Carol F. Relihan
Bruce L. Crockett             Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden              Dana R. Sutton                            A I M Advisors, Inc.
                              Vice President and Treasurer              11 Greenway Plaza
Edward K. Dunn, Jr.                                                     Suite 100
                              Melville B. Cox                           Houston, TX 77046
Jack M. Fields                Vice President
                                                                        SUB-ADVISOR
Carl Frischling
                                                                        INVESCO Institutional (N.A.), Inc.,
Prema Mathai-Davis                                                      INVESCO Realty Advisors division
                                                                        One Lincoln Center
Lewis F. Pennock                                                        5400 LBJ Freeway/LB2
                                                                        Suite 700
Ruth H. Quigley                                                         Dallas, TX 75240

Louis S. Sklar                                                          TRANSFER AGENT (COMMON SHARES)

                                                                        EquiServe Trust Company, N.A.
                                                                        and EquiServe, Inc.
                                                                        P.O. Box 43010
                                                                        Providence, RI 02940-0310

                                                                        CUSTODIAN

                                                                        State Street Bank and Trust Company
                                                                        225 Franklin Street
                                                                        Boston, MA 02110

                                                                        COUNSEL TO THE FUND

                                                                        Ballard Spahr
                                                                        Andrews & Ingersoll, LLP
                                                                        1735 Market Street
                                                                        Philadelphia, PA 19103

                                                                        COUNSEL TO THE TRUSTEES

                                                                        Kramer, Levin, Naftalis & Frankel LLP
                                                                        919 Third Avenue
                                                                        New York, NY 10022



                                                                      SREI-SAR-1